DODIE KENT
                                                        Assistant Vice President
                                                                     and Counsel
[AXA EQUITABLE LOGO]                                              (212) 314-3908
                                                             Fax: (212) 707-7987


VIA EDGAR


                                                               September 6, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re: The Equitable Life Assurance Society of the United States Separate Account 49
          Form N-4 Registration Statement
          File Nos. 333-79379 and 811-07659
          CIK 0001015570


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectuses, supplements to prospectuses, and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

    (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/Dodie Kent
                                        ------------------------
                                           Dodie Kent


                      THE EQUITABLE LIFE ASSURANCE SOCIETY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104